Restructuring and Related Charges	12 Months Ended
Sep. 26, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Charges

6.	Restructuring and Related Charges
During fiscal 2013, the Company launched a restructuring program designed to improve its cost structure ("the 2013 Mallinckrodt Program"). The 2013 Mallinckrodt Program includes actions across all segments, as well as within corporate functions. The Company expects to incur charges of $100.0 million to $125.0 million under this program as the specific actions required to execute on these initiatives are identified and approved, most of which are expected to be incurred by the end of fiscal 2016.
Prior to Separation, Covidien initiated restructuring programs, which also applied to its Pharmaceutical business. These programs were substantially completed as of September 26, 2014.
Net restructuring and related charges by segment are as follows:

	Fiscal Year
	2014	2013	2012
Specialty Brands	$57.0	$5.2	$0.6
Specialty Generics	9.8	11.2	10.7
Global Medical Imaging	60.9	16.4	7.9
Corporate	1.4	3.0	—
Restructuring and related charges, net	129.1	35.8	19.2
Less: accelerated depreciation	(0.5)	(2.6)	(8.0)
Restructuring charges, net	$128.6	$33.2	$11.2

Net restructuring and related charges are comprised of the following:

	Fiscal Year
	2014	2013	2012
2013 Mallinckrodt Program	$74.5	$14.9	$—
Acquisition programs	56.4	—	—
Other programs	(1.8)	20.9	19.2
Total programs	129.1	35.8	19.2
Less: non-cash charges, including impairments and accelerated share based compensation expense	(61.3)	(2.6)	(6.2)
Total charges expected to be settled in cash	$67.8	$33.2	$13.0

Non-cash charges in fiscal 2014 include $35.1 million of accelerated share based compensation expense related to employee terminations, primarily related to our Questcor acquisition, and $25.6 million of property, plant and equipment asset impairments. The following table summarizes cash activity for restructuring reserves, substantially all of which related to employee severance and benefits, with the exception of $8.5 million related to consulting costs associated with restructuring initiatives:

	2013 Mallinckrodt Program	Acquisition Programs	Other Programs	Total
Balance at September 30, 2011	$—	$—	$7.6	$7.6
Charges	—	—	12.8	12.8
Changes in estimate	—	—	0.2	0.2
Cash payments	—	—	(11.5)	(11.5)
Reclassifications (1)	—	—	(0.2)	(0.2)
Balance at September 28, 2012	—	—	8.9	8.9
Charges	14.9	—	20.9	35.8
Changes in estimate	—	—	(2.6)	(2.6)
Cash payments	—	—	(15.1)	(15.1)
Reclassifications (1)	—	—	(1.5)	(1.5)
Balance at September 27, 2013	14.9	—	10.6	25.5
Charges	58.2	22.9	2.5	83.6
Changes in estimate	(9.4)	(1.6)	(4.8)	(15.8)
Cash payments	(34.8)	(13.4)	(6.8)	(55.0)
Reclassifications (1)	(1.3)	—	(1.0)	(2.3)
Currency translation	(1.0)	—	(0.1)	(1.1)
Balance at September 26, 2014	$26.6	$7.9	$0.4	$34.9

(1)	Represents the reclassification of pension and other postretirement benefits from restructuring reserves to pension and postretirement obligations.

Net restructuring and related charges, including associated asset impairments, incurred cumulative to date related to the 2013 Mallinckrodt Program are as follows:

Specialty Brands	$1.1
Specialty Generics	11.5
Global Medical Imaging	71.5
Corporate	5.3
$89.4

Substantially all of the restructuring reserves are included in accrued and other current liabilities on the Company's consolidated balance sheets.